Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2026
Capital structure [abstract]
Summary of Capital Structure

The capital structure as at March 31, 2025 and 2026 was as follows:

	As at March 31,
	2025		2026		% Change
Equity attributable to the equity shareholders of the Company	₹	828,309	₹	885,368	7%
As percentage of total capital		81%		81%

Current loans, borrowings and bank overdrafts		97,863		165,912
Non-current loans and borrowings		63,954		1,962
Current and non-current lease liabilities		30,218		35,036
Total loans, borrowings and bank overdrafts and lease liabilities	₹	192,035	₹	202,910	6%
As percentage of total capital		19%		19%

Total capital	₹	1,020,344	₹	1,088,278	7%